Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Assets [Abstract]
Other assets
Other assets include the following:

(In $ millions)	2020	2019
Intangible asset - Favorable contracts	—	40.4
Mobilization revenue receivables	—	22.3
Prepaid expenses	26.7	14.1
Income taxes receivable	13.0	19.3
VAT receivable	5.7	10.6
Deferred mobilization costs	3.0	7.5
Reimbursable amounts due from customers	1.5	3.5
Other	3.1	1.8
Total other assets	53.0	119.5
Other assets are presented in our Consolidated Balance Sheet as follows:

(In $ millions)	2020	2019
Other current assets	45.0	119.5
Other non-current assets (1)	8.0	—
Total other assets	53.0	119.5
(1) Relates to prepaid Directors and Officers insurance cover relating to tail back claims in the Chapter 11 process.

Favorable contracts	The gross carrying amounts and accumulated amortization included in "other current asset"' and "other non-current assets" in the Consolidated Balance Sheets were as follows:

	2020			2019
(In $ millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets- Favorable contracts
Balance at beginning of period	357.3	(316.9)	40.4	357.3	(271.8)	85.5
Amortization of favorable contracts	—	(40.4)	(40.4)	—	(45.1)	(45.1)
Balance at end of period	357.3	(357.3)	—	357.3	(316.9)	40.4